ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Daqo New Energy Corp. (the “Company”) and its subsidiaries are collectively referred to as the Group, which is a manufacturer of high-purity polysilicon for the global solar PV industry. Founded in 2007, the Company manufactures and sells high-purity polysilicon to photovoltaic product manufactures.

The Group’s major operational subsidiary Xinjiang Daqo completed the initial public offering (“IPO”) on the Shanghai Stock Exchange’s Sci-Tech Innovation Board on July 22, 2021, and raised net proceeds of approximately $935.0 million, to fund its business operations. Following the IPO, the Company holds approximately a total ownership of 80.7% of Xinjiang Daqo, directly and indirectly.

In June 2022, Xinjiang Daqo, received the total gross proceeds of approximately RMB11 billion (an equivalence of $1,640 million) from its private offering on the Shanghai Stock Exchange. Upon completion of the private offering, the Company beneficially owns approximately 72.68% of Xinjiang Daqo. Proceeds from the offering were primarily used for Phase 5A polysilicon project of 100,000 MT in Inner Mongolia.